UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21098

LMP Real Estate Income Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

ITEM 1.                  SCHEDULE OF INVESTMENTS

LMP REAL ESTATE INCOME FUND INC.

FORM N-Q

SEPTEMBER 30, 2011

LMP REAL ESTATE INCOME FUND INC.

Schedule of investments (unaudited)

September 30, 2011

SECURITY		SHARES	VALUE
COMMON STOCKS — 59.0%
Apartments — 1.5%
Campus Crest Communities Inc.		223,593	$2,432,692	(a)
Diversified — 4.0%
Digital Realty Trust Inc.		45,000	2,482,200	(a)
Dundee Real Estate Investment Trust		125,000	3,789,722
Total Diversified			6,271,922
Health Care — 11.6%
Cogdell Spencer Inc.		400,560	1,510,111
HCP Inc.		175,000	6,135,500	(a)
Health Care REIT Inc.		83,000	3,884,400	(a)
OMEGA Healthcare Investors Inc.		300,000	4,779,000	(a)
Senior Housing Properties Trust		90,000	1,938,600	(a)
Total Health Care			18,247,611
Industrial — 4.8%
DCT Industrial Trust Inc.		557,830	2,448,874	(a)
First Potomac Realty Trust		410,000	5,112,700	(a)
Total Industrial			7,561,574
Industrial/Office - Mixed — 2.9%
Liberty Property Trust		160,000	4,657,600	(a)
Lodging/Resorts — 1.5%
Hospitality Properties Trust		108,580	2,305,154
Office — 8.7%
BioMed Realty Trust Inc.		130,000	2,154,100	(a)
CommonWealth REIT		100,000	1,897,000	(a)
Highwoods Properties Inc.		65,000	1,836,900	(a)
Kilroy Realty Corp.		146,700	4,591,710	(a)
Mack-Cali Realty Corp.		120,000	3,210,000	(a)
Total Office			13,689,710
Regional Malls — 6.5%
Macerich Co.		125,000	5,328,750	(a)
Westfield Group		650,000	4,874,789	(b)
Total Regional Malls			10,203,539
Retail - Free Standing — 5.4%
National Retail Properties Inc.		220,000	5,911,400	(a)
Realty Income Corp.		80,000	2,579,200	(a)
Total Retail - Free Standing			8,490,600
Shopping Centers — 8.8%
Excel Trust Inc.		165,000	1,587,300	(a)
Inland Real Estate Corp.		210,000	1,533,000	(a)
Kite Realty Group Trust		264,000	966,240
Primaris Retail Real Estate Investment Trust		245,000	4,792,919
Ramco-Gershenson Properties Trust		247,620	2,030,484	(a)
Regency Centers Corp.		85,000	3,003,050	(a)
Total Shopping Centers			13,912,993
Specialty — 3.3%
Entertainment Properties Trust		135,000	5,262,300	(a)
TOTAL COMMON STOCKS (Cost — $85,068,193)			93,035,695

	RATE
PREFERRED STOCKS — 39.6%
Apartments — 2.1%
Apartment Investment & Management Co., Cumulative, Series Y	7.875%	70,000	1,743,000	(a)
Apartment Investment & Management Co., Cumulative, Series U	7.750%	64,900	1,608,222	(a)
Total Apartments			3,351,222

See Notes to Schedule of Investments.

LMP REAL ESTATE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2011

SECURITY	RATE	SHARES	VALUE
Diversified — 6.5%
Duke Realty Corp., Series M	6.950%	169,800	$4,277,262	(a)
LBA Realty Fund LP, Cumulative Redeemable	8.750%	90,000	3,445,317	*
Vornado Realty Trust, Cumulative Redeemable, Series G	6.625%	100,000	2,503,000	(a)
Total Diversified			10,225,579
Health Care — 1.6%
HCP Inc., Series F	7.100%	100,000	2,529,000
Lodging/Resorts — 6.9%
Ashford Hospitality Trust	9.000%	67,220	1,618,658
Equity Lifestyle Properties Inc., Cumulative Redeemable Series A	8.034%	75,000	1,873,500
LaSalle Hotel Properties, Cumulative Redeemable, Series G	7.250%	52,900	1,279,519	(a)
Pebblebrook Hotel Trust, Series A	7.875%	60,000	1,477,800
Strategic Hotels Capital Inc., Series B	8.250%	94,300	2,272,045	*(a)
Sunstone Hotel Investors Inc., Cumulative Redeemable, Series A	8.000%	100,100	2,282,430	(a)
Total Lodging/Resorts			10,803,952
Office — 3.4%
BioMed Realty Trust Inc., Series A	7.375%	130,000	3,231,800	(a)
Brandywine Realty Trust, Series D	7.375%	46,400	1,143,760	(a)
Corporate Office Properties Trust, Cumulative Redeemable, Series J	7.625%	40,000	997,200	(a)
Total Office			5,372,760
Regional Malls — 3.3%
CBL & Associates Properties Inc.	7.375%	60,000	1,384,200	(a)
Glimcher Realty Trust, Cumulative Redeemable, Series F	8.750%	85,000	2,085,050
Taubman Centers Inc., Cumulative Redeemable, Series H	7.625%	66,000	1,667,325
Total Regional Malls			5,136,575
Retail - Free Standing — 2.5%
National Retail Properties Inc., Cumulative Redeemable, Series C	7.375%	85,000	2,127,661	(a)
Realty Income Corp., Cumulative Redeemable, Series E	6.750%	70,000	1,776,600	(a)
Total Retail - Free Standing			3,904,261
Shopping Centers — 10.1%
Cedar Shopping Centers Inc., Cumulative Redeemable, Series A	8.875%	90,810	2,147,656	(a)
Kimco Realty Corp., Series G	7.750%	209,100	5,352,960	(a)
Kite Realty Group Trust, Series A	8.250%	80,000	1,800,000
Urstadt Biddle Properties Inc., Cumulative, Series C	8.500%	63,800	6,684,007
Total Shopping Centers			15,984,623
Storage — 3.2%
Public Storage Inc., Cumulative Redeemable, Series L	6.750%	200,000	5,070,000	(a)
TOTAL PREFERRED STOCKS (Cost — $62,791,057)			62,377,972
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $147,859,250)			$155,413,667

See Notes to Schedule of Investments.

LMP REAL ESTATE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreements — 1.4%
Interest in $168,139,000 joint tri-party repurchase agreement dated 9/30/11 with Barclays Capital Inc.; Proceeds at maturity - $1,119,005; (Fully collateralized by U.S. government obligations, 1.375% due 11/30/15; Market value - $1,141,380)	0.050%	10/3/11	$1,119,000	$1,119,000
Interest in $200,000,000 joint tri-party repurchase agreement dated 9/30/11 with RBS Securities Inc.; Proceeds at maturity - $1,118,007; (Fully collateralized by U.S. government obligations, 6.000% due 2/15/26; Market value - $1,140,398)	0.070%	10/3/11	1,118,000	1,118,000
TOTAL SHORT-TERM INVESTMENTS (Cost — $2,237,000)				2,237,000
TOTAL INVESTMENTS — 100.0% (Cost — $150,096,250#)				$157,650,667

*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b)	Security is valued in good faith is accordance with procedures approved by the Board of Directors (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
	REIT	- Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Real Estate Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income and the Fund’s secondary objective is capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:	$88,160,906	$4,874,789	—	$93,035,695
Preferred stocks:			—
Diversified	6,780,262	3,445,317	—	10,225,579
Lodging/resorts	4,969,958	5,833,994	—	10,803,952
Regional malls	3,469,250	1,667,325	—	5,136,575
Retail - free standing	1,776,600	2,127,661	—	3,904,261
Other preferred stocks	32,307,605	—	—	32,307,605
Total long-term investments	$142,339,370	$13,074,297	—	$155,413,667
Short-term investments†	—	2,237,000	—	2,237,000
Total investments	$142,339,370	$15,311,297	—	$157,650,667

†See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

For the period ended September 30, 2011, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk.  Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount.  Interest rate swaps are marked-to-market daily based upon quotations from market makers.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Concentration risk.  The Fund invests in securities related to the real estate industry and is subject to the risks of real estate markets, including fluctuating property values, changes in interest rates and other mortgage- related risks.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager

Notes to Schedule of Investments (unaudited) (continued)

attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features.  The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time.  If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of September 30, 2011, the Fund did not have any open derivative transactions.

(g) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,350,042
Gross unrealized depreciation	(6,795,625)
Net unrealized appreciation	$7,554,417

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2011, the Fund did not have any derivative instruments outstanding.

During the period ended September 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Notional Balance
Interest rate swap contracts†	$24,000,000

†At September 30, 2011, there were no open positions held in this derivative.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Real Estate Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2011

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	November 28, 2011